8. Income Tax Provision (Tables)	9 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred Tax Assets
Net deferred taxes – Non-current	December 31, 2018
Expected income tax benefit from NOL carry-forwards	$728,094
Less valuation allowance	(728,094)
Deferred tax assets, net of valuation allowance	$-

Reconciliation of Federal Income Tax Rate
December 31, 2018

Federal statutory income tax rate	21.0%
Change in valuation allowance on net operating loss carry-forwards	(21.0%)
Effective income tax rate	$-